UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21289

BIRMIWAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

             24140 E Greystone Lane
Woodway, Washington                       98020
(Address of principal executive offices)                      (Zip code)

Kailash Birmiwal
Birmiwal Investment Trust
24140 E Greystone Lane
Woodway, Washington 98020
(Name and address of agent for service)

Registrant's telephone number, including area code: (206) 542-7652

Date of fiscal year end: March 31

Date of reporting period: July 1, 2013 – June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a). The name of the issuer of the portfolio security;

(b). The exchange ticker symbol of the portfolio security;

(c). The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d). The shareholder meeting date;

(e). A brief identification of the matter voted on;

(f). Whether the matter was proposed by the issuer or by a security holder;

(g). Whether the Registrant cast its vote on the matter;

(h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

 (i). Whether the Registrant cast its vote for or against management.

Account Name: BIRMIWAL OASIS FUND
Custodian Name: U.S. BANK, N.A.

AMARIN CORPORATION PLC

Ticker:	AMRN	Meeting Date:	7/9/2013
CUSIP	023111206

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1-3. Election of directors.				NONE	FOR	N/A	ISSUER

4. Advisory vote to approve named executive compensation.				NONE	FOR	N/A	ISSUER

5. Advisory vote to approve directors' remuneration report.				NONE	FOR	N/A	ISSUER

6. Ratify appointment of auditors.				NONE	AGAINST	N/A	ISSUER

S7. Amend company's articles of association to remove borrowing				NONE	FOR	N/A	ISSUER
limitation on company.

TRAVELZOO INC.

Ticker:	TZOO	Meeting Date:	9/12/2013
CUSIP	89421Q106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approval of reverse split of outstanding common stock followed by				FOR	FOR	WITH	ISSUER
forward split.

2. Election of directors.				FOR	FOR	WITH	ISSUER

3. Advisory vote on named executive compensation.				FOR	FOR	WITH	ISSUER

4. Shareholder proposal on implementation of majority voting for				NONE	FOR	N/A	SHAREHOLDER
uncontested director elections.

TATA MOTORS LIMITED

Ticker:	TTM	Meeting Date:	8/21/2013
CUSIP	876568502

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
O1. Approval of audited financial statements, and reports of				FOR	FOR	WITH	ISSUER
directors and auditors.

O2. Approval of declaration of dividend on ordinary				FOR	FOR	WITH	ISSUER
and A ordinary shares.

O3. Approval of appointment of director in place of Mr. Wadia.				FOR	FOR	WITH	ISSUER

O4. Approval of appointment of director in place of Mr. Mashelkar.				FOR	FOR	WITH	ISSUER

O5. Ratify appointment of auditors and their remuneration.				FOR	FOR	WITH	ISSUER

S6. Approval of appointment as director: Ms. Nayar.				FOR	FOR	WITH	ISSUER

S7. Approval of appointment as director: Mr. Slym.				FOR	FOR	WITH	ISSUER

S8. Approval of Mr. Slym as managing director.				FOR	FOR	WITH	ISSUER

S9. Approval of commission to non-whole-time directors.				FOR	FOR	WITH	ISSUER

S10. Approval of increase in limit of holding by registered foreign				FOR	FOR	WITH	ISSUER
institutional investors.

UNILIFE CORPORATION

Ticker:	UNIS	Meeting Date:	8/22/2013
CUSIP	90478E103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Ratify issuance and sale of shares of common stock.				FOR	FOR	WITH	ISSUER

2. Ratify issuance and sale of shares of common stock and warrants.				FOR	FOR	WITH	ISSUER

RENESOLA LIMITED

Ticker:	SOL	Meeting Date:	8/26/2013
CUSIP	75971T103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Increase number of shares of a single class.				NONE	FOR	N/A	ISSUER

2. Amend and restate memorandum of association of company.				NONE	FOR	N/A	ISSUER

3. Approval of consolidated financial statements together				NONE	FOR	N/A	ISSUER
with auditors' reports.

4. Re-elect Mr. Seng as director.				NONE	FOR	N/A	ISSUER

5. Re-appoint auditors.				NONE	FOR	N/A	ISSUER

MICROSOFT CORPORATION

Ticker:	MSFT	Meeting Date:	11/19/2013
CUSIP	594918104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1-9. Election of directors.				FOR	FOR	WITH	ISSUER

10.Approval of performance criteria under executive incentive plan.				FOR	FOR	WITH	ISSUER

11. Advisory vote on executive compensation.				FOR	FOR	WITH	ISSUER

12. Ratify appointment of auditors.				FOR	AGAINST	AGAINST	ISSUER

ASIA ENTERTAINMENT & RESOURCES LTD

Ticker:	AERL	Meeting Date:	9/24/2013
CUSIP	G0539K108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1.Election of directors.				FOR	WITHHOLD	AGAINST	ISSUER

2. Increase authorized share capital.				FOR	AGAINST	AGAINST	ISSUER

3. Change of corporate name to Iao Kun Group Holding Co Ltd				FOR	AGAINST	AGAINST	ISSUER

4. Ratify appointment of auditors.				FOR	ABSTAIN	AGAINST	ISSUER

PETROLEO BRASILEIRO S.A. - PETROBRAS

Ticker:	PBR	Meeting Date:	9/30/2013
CUSIP	71654V408

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve the 100% disposition of issue shares of Innova S.A., held				FOR	FOR	WITH	ISSUER
by Petrobas, to Videolar S.A. and its majority shareholder.

2. Merger of Comperj Participacoes S.A. into Petrobas.				FOR	FOR	WITH	ISSUER

3. Merger of Comperj Estirenicos S.A. into Petrobas.				FOR	FOR	WITH	ISSUER

4. Merger of Comperj Meg S.A. into Petrobas.				FOR	FOR	WITH	ISSUER

5. Merger of Comper Poliolefinas S.A. into Petrobas.				FOR	FOR	WITH	ISSUER

6. Merger of Sociedade Fluminense into Petrobas.				FOR	FOR	WITH	ISSUER

7. Approve waiver by Petrobas of the preemptive right to subscription				FOR	FOR	WITH	ISSUER
of convertible bonds to be issued by Sete Brasil Participacoes S.A.

MECHEL OAO

Ticker:	MTL	Meeting Date:	10/15/2013
CUSIP	583840103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve execution of the guarantee by joint stock Mechel				None	For	N/A	ISSUER
as an interested-party transaction.

PETROLEO BRASILEIRO S.A.

Ticker:	PBR	Meeting Date:	12/16/2013
CUSIP	71654V408

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Merger of Refinaria Abreu E Lima S.A. into Petrobas.				FOR	FOR	WITH	ISSUER

2. Merger of Companhia de Recuperacao Secundaria into Petrobas.				FOR	FOR	WITH	ISSUER

3. Partial spin-off of Petrobas International Finance Company S.A. followed				FOR	FOR	WITH	ISSUER
by transfer of the spin-off portion to Petrobas.

D.R. HORTON INC.

Ticker:	DHI	Meeting Date:	1/23/2014
CUSIP	23331A109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Advisory vote on executive compensation.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

VERIZON COMMUNICATIONS INC.

Ticker:	VZ	Meeting Date:	1/28/2014
CUSIP	92343V104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve issuance of Verizon's common stock shares to Vodaphone				FOR	FOR	WITH	ISSUER
ordinary shareholders in connection with Vodaphone's indirect interest in
Verizon Wireless.

2. Approve amendment to Certificate of Incorporation to authorize				FOR	FOR	WITH	ISSUER
increase in shares of common stock.

3. Approve adjournment of special meeting to solicit additional votes				FOR	FOR	WITH	ISSUER
and proxies if insufficient at time of special meeting to approve above proposals.

CIENA CORPORATION

Ticker:	CIEN	Meeting Date:	4/10/2014
CUSIP	171779309

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve amendment to omnibus incentive plan.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

4. Advisory vote on executive compensation.				FOR	FOR	WITH	ISSUER

THE COCA-COLA COMPANY

Ticker:	KO	Meeting Date:	4/23/2014
CUSIP	191216100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Advisory vote on executive compensation.				FOR	FOR	WITH	ISSUER

3. Approval of company equity plan.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

5. Shareholder proposal regarding an independent				AGAINST	FOR	AGAINST	SHAREHOLDER
board chairman.

CITIGROUP INC.

Ticker:	C	Meeting Date:	4/22/2014
CUSIP	172967424

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Advisory approval on executive compensation.				FOR	FOR	WITH	ISSUER

4. Approval of stock incentive plan.				FOR	FOR	WITH	ISSUER

5. Shareholder proposal that executives retain significant portion of their				AGAINST	FOR	AGAINST	SHAREHOLDER
stock holdings until reaching normal retirement age.

6. Shareholder proposal requesting report on lobbying and grassroots				AGAINST	FOR	AGAINST	SHAREHOLDER
lobbying contributions.

7. Shareholder proposal that the board institute a policy to make it more				AGAINST	FOR	AGAINST	SHAREHOLDER
practical to deny directors indemnification.

8. Shareholer proposal requesting proxy access for shareholders.				AGAINST	FOR	AGAINST	SHAREHOLDER

PFIZER INC.

Ticker:	PFE	Meeting Date:	4/24/2014
CUSIP	717081103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Advisory approval on executive compensation.				FOR	FOR	WITH	ISSUER

4. Approval of stock plan.				FOR	FOR	WITH	ISSUER

5. Shareholder proposal regarding approval of political				AGAINST	FOR	AGAINST	SHAREHOLDER
contributions policy.

6. Shareholder proposal regarding lobbying activities.				AGAINST	FOR	AGAINST	SHAREHOLDER

7. Shareholder proposal regarding action by written consent.				AGAINST	FOR	AGAINST	SHAREHOLDER

VERIZON COMMUNICATIONS INC.

Ticker:	VZ	Meeting Date:	5/1/2014
CUSIP	92343V104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Advisory approval on executive compensation.				FOR	FOR	WITH	ISSUER

4. Proposal to implement proxy access.				FOR	FOR	WITH	ISSUER

5. Shareholder proposal regarding network neutrality.				AGAINST	FOR	AGAINST	SHAREHOLDER

6. Shareholder proposal regarding lobbying activities.				AGAINST	FOR	AGAINST	SHAREHOLDER

7. Shareholder proposal regarding severance approval policy.				AGAINST	FOR	AGAINST	SHAREHOLDER

8. Shareholder proposal right to call special meeting.				AGAINST	FOR	AGAINST	SHAREHOLDER

9. Shareholder proposal regarding action by written consent.				AGAINST	FOR	AGAINST	SHAREHOLDER

10. Shareholder proposal regarding proxy voting authority.				AGAINST	FOR	AGAINST	SHAREHOLDER

VALERO ENERGY CORPORATION

Ticker:	VLO	Meeting Date:	5/1/2014
CUSIP	91913Y100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Advisory vote on named executive compensation.				FOR	FOR	WITH	ISSUER

4. Stockholder proposal entitled, "Accelerated Vesting of				AGAINST	FOR	AGAINST	SHAREHOLDER
Performance Shares."

5. Stockholder proposal entitled, "Climate Change Management Plan."				AGAINST	FOR	AGAINST	SHAREHOLDER

6. Stockholder proposal entitled, "Corporate Lobbying."				AGAINST	FOR	AGAINST	SHAREHOLDER

CUMMINS INC.

Ticker:	CMI	Meeting Date:	5/13/2014
CUSIP	231021106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1-8. Election of directors.				FOR	FOR	WITH	ISSUER

9. Advisory vote on named executive compensation.				FOR	FOR	WITH	ISSUER

10. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

11. Shareholder proposal regarding confidential voting.				AGAINST	FOR	AGAINST	SHAREHOLDER

PETROLEO BRASILEIRO S.A.

Ticker:	PBR	Meeting Date:	4/2/2014
CUSIP	71654V408

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
A1. Management report and financial statements, accompanied with				FOR	FOR	FOR	ISSUER
opinion of audit committee.

A2. Capital budget period of 2014.				FOR	FOR	FOR	ISSUER

A3. Allocation of the result 2014.				FOR	FOR	FOR	ISSUER

A4A. Election of board director appointed by controlling shareholder.				NONE	FOR	N/A	ISSUER

A4B. Election of board director appointed by minority shareholder.				NONE	FOR	N/A	ISSUER

A5. Election of chair of board of directors.				FOR	FOR	FOR	ISSUER

A6A. Election of members of audit committee and respective substitutes				FOR	FOR	FOR	ISSUER
appointed by controlling shareholders.

A7B. Election of members of audit committee and respective substitutes				FOR	FOR	FOR	ISSUER
appointed by minority shareholders.

S1. Fixing managers' and auditors' compensation.				FOR	FOR	FOR	ISSUER

S2. Increase capital stock upon incorporating fiscal incentives reserve				FOR	FOR	FOR	ISSUER

MORGAN STANLEY

Ticker:	MS	Meeting Date:	5/13/2014
CUSIP	617446448

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Approval of executive compensation.				FOR	FOR	WITH	ISSUER

4. Shareholder proposal regarding report on lobbying.				AGAINST	FOR	AGAINST	SHAREHOLDER

AMAZON.COM, INC.

Ticker:	AMZN	Meeting Date:	5/21/2014
CUSIP	023135106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Approval of executive compensation.				FOR	FOR	WITH	ISSUER

4. Shareholder proposal regarding report on corporate				AGAINST	FOR	AGAINST	SHAREHOLDER
political contributions.

SCHLUMBERGER LIMITED

Ticker:	SLB	Meeting Date:	4/9/2014
CUSIP	806857108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approval, on adisory basis, executive compensation.				FOR	FOR	WITH	ISSUER

3. Approval of financial statements and declaration of dividends.				FOR	FOR	WITH	ISSUER

4. Approval of accountants.				FOR	FOR	WITH	ISSUER

MONSTER WORLDWIDE, INC.

Ticker:	MWW	Meeting Date:	6/3/2014
CUSIP	611742107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Approve amended and restated equity incentive plan.				FOR	FOR	WITH	ISSUER

4. Approve amended and restated executive incentive plan.				FOR	FOR	WITH	ISSUER

5. Advisory vote to approve named executive officer compensation.				FOR	FOR	WITH	ISSUER

GENERAL MOTORS COMPANY

Ticker:	GM	Meeting Date:	6/10/2014
CUSIP	37045V100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Advisory vote to approve executive compensation.				FOR	FOR	WITH	ISSUER

4. Advisory vote to approve frequency of a stockholder advisory vote				1-year	1-year	WITH	ISSUER
on executive compensation.

5. Approve short-term incentive plan.				FOR	FOR	WITH	ISSUER

6. Approve long-term incentive plan.				FOR	FOR	WITH	ISSUER

7. Stockholder proposal on cumulative voting.				AGAINST	FOR	AGAINST	SHAREHOLDER

8. Stockholder proposal on independent board chairman.				AGAINST	FOR	AGAINST	SHAREHOLDER

WALTER ENERGY, INC.

Ticker:	WLT	Meeting Date:	4/24/2014
CUSIP	93317Q105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Advisory vote to approve named executive compensation.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

4. Approve long-term incentive plan.				FOR	FOR	WITH	ISSUER

ABBOTT LABORATORIES

Ticker:	ABT	Meeting Date:	4/25/2014
CUSIP	002824100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Advisory vote on executive compensation.				FOR	AGAINST	AGAINST	ISSUER

4. Shareholder proposal - genetically modiied ingredients.				AGAINST	FOR	AGAINST	SHAREHOLDER

5. Shareholder proposal - lobbying disclosure.				AGAINST	FOR	AGAINST	SHAREHOLDER

6. Shareholder proposal - incentive compensation.				AGAINST	FOR	AGAINST	SHAREHOLDER

ALLIED NEVADA GOLD CORP

Ticker:	ANV	Meeting Date:	5/1/2014
CUSIP	019344100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Advisory vote to approve named executive compensation.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

4. Approve performance and incentive plan.				FOR	FOR	FOR	ISSUER

WEIGHT WATCHERS INTERNATIONAL, INC.

Ticker:	WTW	Meeting Date:	5/6/2014
CUSIP	948626106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

4. Approve stock incentive plan.				FOR	FOR	WITH	ISSUER

5. Advisory vote on named executive compensation.				FOR	FOR	WITH	ISSUER

PHARMACYCLIS, INC.

Ticker:	PCYC	Meeting Date:	5/8/2014
CUSIP	716933106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve equity incentive award plan.				FOR	FOR	WITH	ISSUER

3. Advisory vote on named executive compensation.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

TRAVELZOO INC.

Ticker:	TZOO	Meeting Date:	5/9/2014
CUSIP	89421Q205

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approval of stock options grant under a nonqualified stock				FOR	FOR	WITH	ISSUER
option agreement.

3. Advisory vote to approve named executive compensation.				FOR	FOR	WITH	ISSUER

GOOGLE INC.

Ticker:	GOOG	Meeting Date:	5/14/2014
CUSIP	38259P508

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Advisory vote to approve named executive compensation.				FOR	FOR	WITH	ISSUER

4. Stockholder proposal on equal shareholder voting.				AGAINST	FOR	AGAINST	SHAREHOLDER

5. Stockholder proposal on lobbying report.				AGAINST	FOR	AGAINST	SHAREHOLDER

6. Stockholder proposal on adoption of majority vote standard for the				AGAINST	FOR	AGAINST	SHAREHOLDER
election of directors.

7. Stockholder proposal on tax policy principles.				AGAINST	FOR	AGAINST	SHAREHOLDER

8. Stockholder proposal on independent chairman of the board.				AGAINST	FOR	AGAINST	SHAREHOLDER

CHIPOTLE MEXICAN GRILL, INC.

Ticker:	CMG	Meeting Date:	5/15/2014
CUSIP	169656105

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Advisory vote to approve executive compensation.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

4. Approve amended and restated stock incentive plan.				FOR	FOR	WITH	ISSUER

5. Shareholder proposal on annual sustainability report.				AGAINST	FOR	AGAINST	SHAREHOLDER

6. Shareholder proposal to adopt simple majority voting for all				AGAINST	FOR	AGAINST	SHAREHOLDER
matters subject to a shareholder vote.

J.C. PENNY COMPANY, INC.

Ticker:	JCP	Meeting Date:	5/16/2014
CUSIP	708160106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

3. Approve long-term incentive plan.				FOR	FOR	WITH	ISSUER

4. Approve amendments to restated certificate of incorporation.				FOR	FOR	WITH	ISSUER

5. Approve amended rights agreement to protect tax benefits of				FOR	FOR	WITH	ISSUER
company's net operating loss carry forwards.

6. Advisory vote on executive compensation.				FOR	FOR	WITH	ISSUER

MECHEL OAO

Ticker:	MTL	Meeting Date:	6/30/2014
CUSIP	583840103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve annual report. Holders of Russian securities are required to				NONE	FOR	N/A	ISSUER
disclose their name, address and number of shares as a condition to voting.

2. Approve annual accounting report.				NONE	FOR	N/A	ISSUER

3. Not to pay dividends on ordinary registered non-documentary shares.				NONE	FOR	N/A	ISSUER
To pay dividends on preferred registered non-documentary shares.

4. Election of directors.				FOR	FOR	WITH	ISSUER

5. Election of audit committee members.				NONE	FOR	N/A	ISSUER

6. Ratify appointment of auditors.				NONE	FOR	N/A	ISSUER

7. Adopt new version of charter of Mechel open				NONE	FOR	N/A	ISSUER
joint stock company.

8. Approve by-laws on the general meeting of shareholders in				NONE	FOR	N/A	ISSUER
a new version.

9. Approve interested party transaction concluded by Mechel open				NONE	FOR	N/A	ISSUER
joint stock company.

GERON CORPORATION

Ticker:	GERN	Meeting Date:	5/20/2014
CUSIP	374163103

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve employee stock purchase plan.				FOR	FOR	WITH	ISSUER

3. Advisory vote to approve named executive compensation.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

GROUPON, INC.

Ticker:	GRPN	Meeting Date:	5/20/2014
CUSIP	399473107

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Advisory vote to approve executive compensation.				FOR	FOR	WITH	ISSUER

4. Approve amendment to incentive plan.				FOR	FOR	WITH	ISSUER

ALPHA NATURAL RESOURCES, INC.

Ticker:	ANR	Meeting Date:	5/22/2014
CUSIP	02076X102

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve amended and restated long-term incentive plan.				FOR	FOR	WITH	ISSUER

3. Advisory vote to approve executive compensation.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

5. Stockholder proposal requesting an environmental report.				AGAINST	FOR	AGAINST	SHAREHOLDER

6. Stockholder proposal requesting a climate change proposal.				AGAINST	FOR	AGAINST	SHAREHOLDER

7. Stockholder proposal requesting amendment to company's equal				AGAINST	FOR	AGAINST	SHAREHOLDER
employment opportunity policy.

INTEL CORPORATION

Ticker:	INTC	Meeting Date:	5/22/2014
CUSIP	458140100

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

3. Advisory vote on executive compensation.				FOR	FOR	WITH	ISSUER

TATA MOTORS LIMITED

Ticker:	TTM	Meeting Date:	5/27/2014
CUSIP	876568502

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approval for payment of minimum remuneration to Mr. Pisharody.				FOR	FOR	WITH	ISSUER

2. Approval for payment of minimum remuneration to Mr. Borwankar.				FOR	FOR	WITH	ISSUER

3. Approve and ratify excess remuneration to paid to late (Mr. Slym).				FOR	FOR	WITH	ISSUER

4. Borrowing powers of the board.				FOR	FOR	WITH	ISSUER

5. Creation of charge on company's properties.				FOR	FOR	WITH	ISSUER

6. Offer or invite for subscription of non-convertible debentures on				FOR	FOR	WITH	ISSUER
private placement basis.

AMERICAN EAGLE OUTFITTERS, INC.

Ticker:	AEO	Meeting Date:	5/29/2014
CUSIP	02553E106

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Advisory vote to approve named executive compensation.				FOR	FOR	WITH	ISSUER

3. Approve stock award and incentive plan.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

MASTERCARD INCORPORATED

Ticker:	MA	Meeting Date:	6/3/2014
CUSIP	57636Q104

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Advisory vote on executive compensation.				FOR	FOR	WITH	ISSUER

3. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

VEEVA SYSTEMS INC.

Ticker:	VEEV	Meeting Date:	6/4/2014
CUSIP	922475108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

FIREEYE, INC.

Ticker:	FEYE	Meeting Date:	6/11/2014
CUSIP	31816Q101

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of accountants.				FOR	AGAINST	AGAINST	ISSUER

ZYNGA INC.

Ticker:	ZNGA	Meeting Date:	6/11/2014
CUSIP	98986T108

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Approve amendment to decrease number of class B common stock and				FOR	FOR	WITH	ISSUER
increase number of class A common stock.

3. Advisory vote to approve named executive compensation.				FOR	FOR	WITH	ISSUER

4. Ratify appointment of accountants.				FOR	FOR	WITH	ISSUER

NETSOL TECHNOLOGIES, INC.

Ticker:	NTWK	Meeting Date:	6/12/2014
CUSIP	64115A402

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Ratify appointment of auditors.				FOR	FOR	WITH	ISSUER

ATLANTIC POWER CORPORATION

Ticker:	AT	Meeting Date:	6/20/2014
CUSIP	04878Q863

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

7. Ratify appointment of auditors and fix their remuneration.				FOR	FOR	WITH	ISSUER

8. Advisory vote to approve named executive compensation.				FOR	FOR	WITH	ISSUER

9. Approve amended and restated long-term incentive plan.				FOR	FOR	WITH	ISSUER

TATA MOTORS LIMITED

Ticker:	TTM	Meeting Date:	7/31/2014
CUSIP	876568502

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Approve audited statement of profit and loss, balance sheet, and				FOR	FOR	WITH	ISSUER
reports of directors and auditors.

2. Approve declaration of dividend.				FOR	FOR	WITH	ISSUER

3. Approve appointment of director, in place of Mr. Speth, who				FOR	FOR	WITH	ISSUER
retires by rotation.

4. Ratify appointment of auditors and fix their remuneration.				FOR	FOR	WITH	ISSUER

5-10. Election of directors.				FOR	FOR	WITH	ISSUER

11. Approve payment of remuneration to cost auditor.				FOR	FOR	WITH	ISSUER

12. Approval of invitation and acceptance of fixed deposits from				FOR	FOR	WITH	ISSUER
members and public.

MOLYCORP, INC.

Ticker:	MCP	Meeting Date:	6/25/2014
CUSIP	608753109

Proposal				Mgt Rec	Vote Cast	vs. Mgmt	Author
1. Election of directors.				FOR	FOR	WITH	ISSUER

2. Advisory vote to approve named executive compensation.				FOR	FOR	WITH	ISSUER

3. Approve amended and restated equity and performance				FOR	FOR	WITH	ISSUER
incentive plan.

4. Approve amendment to declassify board directors.				FOR	FOR	WITH	ISSUER

5. Approve amendment to adopt majority voting in uncontested				FOR	FOR	WITH	ISSUER
director elections.

6. Approve amendment to increase authorized shares of				FOR	FOR	WITH	ISSUER
common stock.

Legend: SH – shareholder

               N/A – Not available

               None – no recommendation

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIRMIWAL INVESTMENT TRUST

By: /s/Kailash Birmiwal

       Kailash Birmiwal, President

Date:                 8-15-14